Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share

12.       Earnings per share:

All common shares issued have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the years ended December 31, 2021, 2022 and 2023 the denominator of the diluted earnings per share calculation includes 295,243 common shares, 383,711 common shares and 470,082 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.

The Company calculates basic and diluted earnings per share as follows:

	Years ended December 31,
	2021	2022	2023
Income :
Net income	$680,530	$565,999	$173,556

Basic earnings per share:
Weighted average common shares outstanding, basic	101,183,829	102,153,255	98,457,929
Basic earnings per share	$6.73	$5.54	$1.76

Effect of dilutive securities:
Dillutive effect of non vested shares	295,243	383,711	470,082
Weighted average common shares outstanding, diluted	101,479,072	102,536,966	98,928,011

Diluted earnings per share	$6.71	$5.52	$1.75